Loans - Schedule of Loans (Parenthetical) (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ARS ($)
Disclosure of detailed information about borrowings [line items]
Repurchase of negotiable obligations			$ 326		$ 410
Loans accrued	$ 678,306		526,760		335,078		$ 191,063
Cancellation of negotiable obligations	20,496		4,643		2,634
Cancellation of negotiable obligations in U.S. dollars		$ 4,602		$ 15,850		$ 15,850
Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued					500
Export Pre financing [member] | Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued	$ 4,791		$ 4,933		$ 5,264
Interest rate	5.85%	5.85%	6.89%	6.89%	3.93%	3.93%